OTHER INFORMATION - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Investments	$ 10,042	$ 10,183
Deposits	23,096	19,318
Prepaid expenses	60,294	61,814
Other assets	18,095	20,474
Other	13,007	10,224
Total other assets	$ 124,534	$ 122,013